LITIGATION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
LITIGATION AND CONTINGENCIES
LITIGATION AND CONTINGENCIES

23  – LITIGATION AND CONTINGENCIES

23.1        Lawsuits and other legal actions:

In the opinion of the Company’s legal counsel, the Parent Company and its subsidiaries do not face legal or extrajudicial contingencies that might result in material or significant losses or gains, except for the following:

1)

Embotelladora del Atlántico S.A. faces labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$ 942,173. Management considers it unlikely that non-provisioned contingencies will affect the Company’s income and equity, based on the opinion of its legal counsel. Additionally, Embotelladora del Atlántico S.A. maintains time deposits for an amount of ThCh$ 457,576 to guaranty judicial liabilities

2)

Rio de Janeiro Refrescos Ltda. faces labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$ 66,070,162. Management considers it unlikely that non-provisioned contingencies will affect the Company’s income and equity, based on the opinion of its legal counsel. As it is customary in Brazil, Rio de Janeiro Refrescos Ltda. maintains Deposit in courts and assets given in pledge to secure the compliance of certain processes, irrespective of whether these have been classified as a possible, probable or remote. The amounts deposited or pledged as legal guarantees As of December 31, 2019 and 2018, amounted to ThCh$ 32,166,823 and ThCh$ 31,143,415, respectively.

Part of the assets held under warranty by Rio de Janeiro Refrescos Ltda. as of December 31, 2014, are in the process of being released and others have already been released in exchange for guarantee insurance and bond letters for BRL 1,152,911,259, with different Financial Institutions and Insurance Companies in Brazil, these entities receive an annual commission fee of 0.59%.and become responsible of fulfilling obligations with the Brazilian tax authorities should any trial result against Rio de Janeiro Refrescos Ltda. Additionally, if the warranty and bail letters are executed, Rio de Janeiro Refrescos Ltda. promises to reimburse to the financial institutions and Insurance Companies any amounts disbursed by them to the Brazilian government.

Main contingencies faced by Rio de Janeiro Refrescos are as follows:

a)	Tax contingencies resulting from credits on tax on industrialized products (IPI).

Rio de Janeiro Refrescos is a party to a series of proceedings under way, in which the Brazilian federal tax authorities demand payment of value-added tax on industrialized products (Imposto sobre Produtos Industrializados, or IPI) allegedly owed by ex-Companhia de Bebidas Ipiranga. The initial amount demanded reached BRL 1,330,473,161 (historical amount without adjustments), corresponding to different trials related to the same cause. In September 2014, one of these trials for BRL 598,745,218, was settled in favor of the Company, and additionally during 2017 several trials were settled in favor of the Company in the amount for BRL 135,282,155 however, there are new lawsuits arising after the purchase of ex-Companhia de Bebidas Ipiranga (October 2013) that amount to BRL 375,286,356.

The Company does not share the position of the Brazilian tax authority in these procedures and considers that Companhia de Bebidas Ipiranga was entitled to claim IPI tax credits in connection with purchases of certain exempt raw materials from suppliers located in the Manaus free trade zone.

Based on the opinion of its advisers, and legal outcomes to date, Management estimates that these procedures do not represent probable losses and has not recorded a provision on these matters.

Notwithstanding the above, the IFRS related to business combination in terms of distribution of the purchase price establish that contingencies must be measured one by one according to their probability of occurrence and discounted at fair value from the date on which it is deemed the loss can be generated. According to this criterion, from a total of identified contingencies amounting BRL 694,085,017 (including readjustments of current lawsuits), the Company recorded a provision for the beginning of business combination accounting in the amount BRL 213,122,274 equivalent to ThCh$ 39,608,019.

b)	Tax contingencies on ICMS and IPI causes.

They refer mainly to tax settlements issued by advance appropriation of ICMS credits on fixed assets, payment of the replacement of ICMS tax to the operations, untimely IPI credits calculated on bonuses, among other claims.

The Company does not consider that these judgments will result in significant losses, given that their loss, according to its legal counsel, is considered unlikely. However, the accounting standards of financial information related to business combination in terms of distribution of the purchase price, establish contingencies must be valued one by one according to their probability of occurrence and discounted to fair value from the date on which it is deemed that the loss can be generated. Based on this criterion, a starting provision has been made in the accounting of the business combination for BRL 77,587,076 equivalent to ThCh$ 14,412,520.

1)

Embotelladora Andina S.A. and its Chilean subsidiaries face labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$ 2,065,496. Management considers it is unlikely that non-provisioned contingencies will affect income and equity of the Company, in the opinion of its legal advisors.

2)

Paraguay Refrescos S.A. faces tax, trade, labor and other lawsuits. Accounting provisions have been made for the contingency of any loss because of these lawsuits amounting to ThCh$ 3,488. Management considers it is unlikely that non-provisioned contingencies will affect income and equity of the Company, in the opinion of its legal advisors.

23.2        Direct guarantees and restricted assets:

Guarantees and restricted assets are detailed as follows:

Guarantees that commit assets included in the financial statements:

			Committed assets		Accounting value
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12-31-2019	12-31-2018
					ThCh$	ThCh$
Gas Licuado Lipigas S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade debtors and other accounts receivable	—	1,140
Transportes San Martin	Embotelladora Andina S.A.	Parent company	Cash	Trade debtors and other accounts receivable	2,805	—
Cooperativa Agrícola Pisquera Elqui Limitada	Embotelladora Andina S.A.	Parent company	Cash	Other non-current financial assets	1,216,865	—
Inmob. e invers. supetar Ltda.	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	4,579	4,579
Maria Lobos Jamet	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	2,565	2,565
Bodega San Francisco	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	6,483	—
Employee claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Deposit in court	Other non-current non-financial assets	6,600,863	5,336,644
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Deposit in court	Other non-current non-financial assets	12,186,432	12,597,136
Government entities	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant & equipment	Property, Plant & Equipment	13,379,610	13,209,635
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	250	369
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	375	553
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	268	395
Labarda	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	5	7
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	36,313	21,420
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	27,598	40,682
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	1,116	1,645
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	172,602	254,430
Others	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	53	78
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	2,250	3,317
Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	3,128	4,612
Other lessors	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	15,289	46,169
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	422	3,013
Municipalidad de Junin	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	360	1,592
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	3,054	4,949
Municipalidad de Picun Leufu	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	—	72
Mirgoni Marano	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	76	112
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	1,401	309
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	156,759	231,077
Gomez Alejandra Raquel	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	—	35
Lopez Gustavo Gerardo C/Inti Saic Y Otros	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current financial assets	—	226
Tribunal Superior De Justicia De La Provincia De Córdoba	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	—	290
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	28,129	41,465
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	5,001	—
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	3,125	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	3,955	4,164
Mauricio J Cordero C	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	917	904
José Ruoti Maltese	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	738	758
Alejandro Galeano	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	1,275	1,251
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	1,213	1,191
					33,865,874	31,816,784

Guarantees provided without obligation of assets included in the financial statements:

			Committed assets		Amounts involved
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2019	12.31.2018
					ThCh$	ThCh$
Employee procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	2,819,285	2,601,353
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	10,432,633	8,233,853
Federal Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	138,635,908	116,192,877
State Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	54,803,911	43,015,207
Sorocaba Refrescos	Rio de Janeiro Refrescos Ltda.	Associate	Loan	Guarantor	3,715,186	3,586,095
Others	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	3,757,062	3,236,092
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	673,854	699,502
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	506,623	182,459